Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 740,000	$ 160,000	$ 830,000	$ 1,730,000
UNITED STATES
Total	740,000	160,000	830,000	1,730,000
UNITED STATES | County of San Juan, Utah
Total	370,000			370,000
UNITED STATES | Johnson County Wyoming
Total	$ 370,000			370,000
UNITED STATES | National Government of the United States
Total			510,000	510,000
UNITED STATES | State of Utah
Total		$ 160,000	200,000	360,000
UNITED STATES | State of Wyoming
Total			$ 120,000	$ 120,000